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                                               [LINCOLN FINANCIAL GROUP GRAPHIC]
JEREMY SACHS, ESQUIRE
SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103
TELEPHONE: 860 466 1465
FACSIMILE:  860 466 1778

October 19, 2001                                                       VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Lincoln Life Flexible Premium Variable Life Account S ("Separate Account") The Lincoln National Life Insurance Company ("Lincoln")
     Registration Numbers:  333-72875;  811-09241;  CIK: 0001080299

Ladies and Gentlemen:

On behalf of Lincoln and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933, for our Lincoln Life CVUL-Series III product.

Lincoln, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered through Prospectus number 3 (CFL) under Registration Number 333-72875, otherwise requiring filing under Rule 497(b), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on October 2, 2001.

Sincerely yours,

/s/ Jeremy Sachs

Jeremy Sachs
Senior Counsel